Segment reporting - Segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 24,602	€ 26,009	€ 23,178
Gross profit	(14,222)	(8,753)	(8,474)
PPE	27,343	27,675
Trade receivables	5,915	6,030
Trade payables	2,797	2,945
Allowance for slow-moving inventory	(21)	(417)	(515)
Systems
Segment reporting
Revenues	13,454	12,248	11,534
Gross profit	€ 4,284	€ 3,708	€ 4,258
Gross profit margin (as a percent)	31.80%	30.30%	36.90%
PPE	€ 13,093	€ 11,804	€ 13,070
Sale of used printers	2,007	1,489	2,556
Services
Segment reporting
Revenues	11,148	13,761	11,644
Gross profit	€ 2,892	€ 5,437	€ 5,067
Gross profit margin (as a percent)	25.90%	39.50%	43.50%
PPE	€ 14,250	€ 15,871	€ 14,628